Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) before income tax expense includes the following components:

	Year Ended December 31,
	2021	2020
	in thousands
United States	$(44,434)	$21,318
Foreign	(10,169)	(6,459)

Total	$(54,603)	$14,859

Schedule of Components of Income Tax Expense (Benefit)
Total income tax expense (benefit) attributable to income (loss) for the years ended December 31, 2021 and 2020 consists of:

	Year Ended December 31,
	2021	2020
	in thousands
Current:
Federal	$3,753	$3,383
Foreign	(40)	(41)

	$3,713	$3,342

Deferred:
Federal	$3,038	$1,478
Foreign	—	—

	3,038	1,478

Total	$6,751	$4,820

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense reflected in the financial statements differs from the tax computed by applying the statutory U.S. federal rate of 21% to “Net income (loss)” before taxes as follows:

	Year Ended December 31,
	2021		2020
	in thousands (except percentages)
Income tax (benefit) expense at statutory rate	$(11,467)	21%	$3,120	21%
State taxes	(163)	0%	—	0%
Loss not subject to entity-level taxes	6,485	(12)%	706	5%
Foreign rate differential	(276)	1%	(161)	(1)%
Change in valuation allowance	2,759	(5)%	1,193	8%
Change in fair value of warrant liability	8,933	(16)%	—	0%
Permanent items	477	(1)%	—	0%
Other, net	3	0%	(38)	0%

Income tax expense	$6,751	(12)%	$4,820	33%

Schedule of Deferred Tax Assets and Liabilities	At December 31, 2021 and 2020, the tax effects of temporary differences that give rise to significant portions of the deferred tax provision are as follows:

	December 31,
	2021	2020
	in thousands
Deferred tax assets
Discount on provision for losses and loss adjustment expenses	$557	$392
Unearned premiums	7,345	5,238
Accrued professional fees	5	7
Unrealized foreign currency gain	70	97
Excess tax basis	168,014	—
Foreign NOL carryforward	6,492	4,771
Other	315	—

Gross deferred tax asset	182,798	10,505
Less: valuation allowance	(174,821)	(4,771)

Total net deferred tax assets	$7,977	$5,734
Deferred tax liabilities
Deferred acquisition costs	$(17,122)	$(12,300)
Excise tax accrual	(1,279)	(820)
Unrealized foreign currency gain	(70)	(98)
Unrealized investment gain	(16)	(15)

Total deferred tax liabilities	$(18,487)	$(13,233)

Net deferred tax liability	$(10,510)	$(7,499)

Summary of Operating Loss Carryforwards	Of the deferred tax assets, $1.7 million does not expire, and the remaining $4.8 million expires as follows (in thousands):

2036	$419
2037	752
2038	899
2039	—
2040	1,222
2041	1,498